Revenue - Contract Balances (Details) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Contract liabilities at beginning of period	€ 5.3
Increases resulting from billing and invoices becoming due	11.4
Decreases resulting from satisfaction of performance obligations	(11.0)
Other	(0.7)
Contract liabilities at end of period	5.0	€ 5.3
Revenue recognized included in the contract liability balance at the beginning period	€ 4.5	€ 4.1